Note 6 Wholesale financing operations carried out by group entities (Details) € in Millions	Jun. 30, 2025 EUR (€)
Jan-25 [Member] | United States of America, Dollars | 7.750% [Member] | Jan-32 [Member] | Perpetual [Member]
Type of issue [Line Items]
AT 1	€ 1,000
Feb-25 [Member] | Issued in euros [Member] | 4.000% [Member] | Feb-32 [Member] | Feb-37 [Member]
Type of issue [Line Items]
Tier 2	1,000
Jul-25 [Member] | Issued in euros [Member] | 3.125% [Member] | Jul-30 [Member]
Type of issue [Line Items]
Senior non-preferred	€ 1,000